Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of discontinued operations [Abstract]
Schedule of Results Attributable to Discontinued Operations
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	$Thousands
Recovery of retained claims	-	9,923	30,000
Income taxes	-	(1,447)	(5,347)
Profit after income taxes	-	8,476	24,653

Net cash flows provided by investing activities	-	8,476	24,567